Supplement (Vanguard Windsor Fund)	12 Months Ended
Oct. 31, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Windsor(TM) Fund

Supplement to the Prospectuses and Summary Prospectus for Investor Shares for Participants Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently selects and maintains a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests a portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.38%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.41%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $42 $132 $230 $518

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 22 082012

Vanguard Marketing Corporation, Distributor.

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Windsor(TM) Fund

Supplement to the Prospectuses and Summary Prospectus for Admiral (TM) Shares for Participants Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently selects and maintains a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests a portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The Text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Admiral Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral Shares

Management Expenses 0.29%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses(1) 0.31%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Admiral Shares 32 100 174 393

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 5022 082012

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Windsor(TM) Fund

Supplement to the Prospectuses and Summary Prospectus for Investor and Admiral (TM) Shares Dated February 27, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to a new advisor to the Fund, Pzena Investment Management, LLC (Pzena). Wellington Management Company, LLP (Wellington Management), remains as an advisor to the Fund.

Pzena and Wellington Management each independently selects and maintains a portfolio of common stocks for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests a portion of the FUnd's assets in stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.38% 0.29%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses(1) 0.41% 0.31%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $42 $132 $230 $518

Admiral Shares 32 100 174 393

(c)2012 The Vanguard Group, Inc. All Rights reserved. PS 22 082012

Vanguard Marketing Corporation, Distributor.